UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2

The Registrant is filing this amendment to its Form 24f-2 for the period ended June 30, 2013, originally filed with the Securities and Exchange Commission on September 27, 2013, to amend Item 5 (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f), Item 5 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year, Item 5
(iv) Total available redemption credits, and Item 5 (vi) Redemption credits available for use in future years.
The purpose of the amendment is solely to correct information pertaining to the items listed above as required. Other than the aforementioned revisions, this
 Form 24f-2/A does not reflect events occurring after June 30, 2013, or modify or update the fee payable.


Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:

       	FQF Trust
	800 Boylston Street, 16th Floor
	Boston, MA 02199


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2.	The name of each series or class of securities for which
	this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



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3.	Investment Company Act File Number:  811-22540

	Securities Act File Number:  333-173167

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4(a). 	Last day of fiscal year for which this form is filed:

 	June 30, 2013
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4(b). 	[ ]  Check box if this Form is being filed late (i.e.,
	more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.
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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24(f):

						$ 25,380,349.01
						-----------------

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$ 42,116,302.93
						-----------------

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:
						$    	0
						------------------

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

					    	$ 42,116,302.93
                                        	------------------

	(v)	Net sales - if Item 5(i) is greater than Item
		5(iv) [subtract Item 5(iv) from Item 5(i)]:

						$       0
						------------------

	(vi)	Redemption credits available for use in future
		years -if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						$ 16,735,953.92
						------------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x        0.0001288
						------------------

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$      0
						------------------

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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.	Interest due - if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):

						+$      0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	=$      0
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9.	Date the registration fee and any interest payment was sent
	to the Commission's lockbox depository: N/A


	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means

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				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Bill Cox
			  -----------------------------------------------
		 	  Bill Cox, Fund Principal Financial Officer

Date: 10-16-13
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*Please print the name and title of the signing officer below the signature.